Note 14 - Stockholders' Equity	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
Note
14
- Stockholders’ Equity

Private Placement Offerings

December 2019
Private Placement Financing

On
December 6, 2019
we completed the
December 2019
Private Placement Financing with select institutional investors, in which we issued and sold an aggregate of
2,916,666
shares of common stock at a price per share of
$9.06,
for an aggregate purchase price of approximately
$26.4
million. Included in the purchase price, LPH II converted
$2.95
million of existing debt obligations on the same terms as the other select institutional investors. In connection with this offering, we issued warrants, or the Series I Warrants, to purchase up to an aggregate of
1,458,333
shares of common stock at an exercise price equal to
$12.09
per share, which are exercisable on the
six
-month anniversary of date of issuance and through the
five
-year anniversary of the date of issuance. The Series I Warrants (i)
may
be exercised for cash or on a cashless basis if there is
no
effective registration statement registering the resale of the warrant shares, (ii)
may
not
be exercised to the extent that following such exercise, the holder would beneficially own more than
4.99%
(or such other percent as designated by each holder
not
to exceed
19.99%
) of our outstanding shares of common stock, and (iii) contain customary provisions that adjust the exercise price and the number of shares of common stock into which the Series I Warrants are exercisable in the event of a corporate transaction. Our Registration Statement on Form S-
1,
filed with the SEC on
January 21, 2020,
registered the
2,916,666
shares of common stock sold and
1,458,333
shares of common stock underlying the Series I Warrants.

December 2018
Private Placement Financing

On
December 21, 2018,
we completed a private placement offering with select institutional investors for the purchase of an aggregate of
3,928,513
shares of common stock at a price per share of
$9.9396,
for an aggregate purchase price of approximately
$39.0
million, or the
2018
Private Placement Financing. Included in the purchase price, each of LPH II, an affiliate of Lee’s, and Battelle converted
$6.0
million and
$1.0
million, respectively, of existing debt obligations on the same terms as the other select institutional investors. In connection with this offering, we issued (i) Series F Warrants to purchase an aggregate of
667,847
shares of common stock at an exercise price equal to
$11.04
per share, which are exercisable through the
18
-month anniversary of the date of issuance, or the Series F Warrants, and (ii) Series G Warrants to purchase an aggregate of
1,296,410
shares of common stock at an exercise price equal to
$12.15
per share, which are exercisable through the
5
-year anniversary of the date of issuance, or the Series G Warrants and, together with the Series F Warrants, the
December 2018
Warrants. The
December 2018
Warrants (i)
may
not
be exercised to the extent that following such exercise, the holder would beneficially own more than
9.99%
(or other percent as designated by each holder) of our outstanding shares of common stock, and (ii) contain customary provisions that adjust the exercise price and the number of shares of common stock into which the
December 2018
Warrants are exercisable in the event of a corporate transaction.

April 2018
Private Placement Financing

In
April 2018,
we completed a private placement with LPH II for the purchase of
$2.6
million of our common stock and warrants to purchase our common stock at a purchase price per share of
$14.40.
In connection with this offering, we issued
180,555
shares of common stock and warrants to purchase
45,139
shares of common stock at an exercise price of
$16.56
per share. The warrants are exercisable after
6
months and through the
seventh
anniversary of the issue date.

Common Shares Reserved for Future Issuance

Common shares reserved for potential future issuance upon exercise of warrants

The chart below summarizes shares of our common stock reserved for future issuance upon the exercise of warrants:

	December 31,			Expiration
(in thousands, except price per share data)	2019	2018	Exercise Price	Date

Investors - December 2019 financing	1,458	-	$12.09	12/06/24
Investors - AEROSURF	988	988	$-	02/14/24
Investors - December 2018 financing - long-term	1,296	1,296	$12.15	12/04/23
Investors - December 2018 financing - short-term	668	668	$11.04	06/24/20
Battelle - 2018 payables restructuring agreement (1)	25	25	$19.50	12/07/23
Panacea Venture Management Company Ltd.	63	63	$12.00	07/02/23
LPH II Investments Limited	45	45	$16.56	04/04/25
Investors - February 2017 financing	117	117	$82.20	02/15/24
Investors - July 2015 financing	80	80	$588.00	07/22/22
Battelle - 2014 collaboration agreement	1	1	$4,200.00	10/10/24
Total	4,741	3,283

(1)	See, - Note 16 - Collaboration, Licensing and Research Funding Agreements, for further details on the Battelle collaboration agreement.

Common shares reserved for potential future issuance upon exercise of stock options or granting of additional equity incentive awards

On
December 24, 2018,
the Compensation Committee of our Board of Directors approved an increase in the number of shares available for issuance under the Plan by approximately
1.4
million shares, which increase was also approved by an action by written consent without a meeting of holders of a majority of our outstanding shares of common stock.

As of
December 31, 2019
and
2018,
we had
0.1
million and
0.5
million shares, respectively, available for potential future issuance under the
2011
Plan.